SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2017	412,976
Weighted average remaining contractual life	44 months 6 days
Number of options exercisable as of December 31, 2017	99,643
$4.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2017	54,000
Exercise price | $ / shares	$ 5.00
Weighted average remaining contractual life	50 months 67 days
Number of options exercisable as of December 31, 2017
$4.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2017	139,476
Exercise price | $ / shares	$ 4.96
Weighted average remaining contractual life	39 months 11 days
Number of options exercisable as of December 31, 2017	39,476
$4.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2017	24,000
Exercise price | $ / shares	$ 4.4
Weighted average remaining contractual life	41 months 7 days
Number of options exercisable as of December 31, 2017	8,000
$4.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2017	156,500
Exercise price | $ / shares	$ 4.15
Weighted average remaining contractual life	43 months 23 days
Number of options exercisable as of December 31, 2017	52,167
$4.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2017	39,000
Exercise price | $ / shares	$ 4.86
Weighted average remaining contractual life	55 months 28 days
Number of options exercisable as of December 31, 2017